Deferred Revenues - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013 Amex [member]	Oct. 31, 2013 Citi [member]	Dec. 31, 2013 Hilton HHonors points sales [member]	Oct. 31, 2013 Hilton HHonors points sales [member]	Dec. 31, 2012 Hilton HHonors points sales [member]
Deferred Revenue Arrangement [Line Items]
Deferred revenues	$ 593	$ 674	$ 82	$ 400	$ 250	$ 597	$ 650	$ 0